Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Tax Asset [Line Items]
Total	$ 60,119,176	$ 41,935,239
Other Property, plant and equipment [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	7,427,610	4,699,113
Property, plant and equipment [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	220,805
Capital losses [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	10,392,877	11,951,649
Digital Currencies [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	205,436	22,267
Share issue costs (Canada) [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	1,915,654	2,847,119
Stock based compensation [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	2,989,440	2,374,501
Lease liability [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	126,797	447,514
Other [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	272,551	315,521
Non-capital losses - USA [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	30,301,279	15,193,118
Non-capital losses - Canada [Member]
Schedule of Deferred Tax Asset [Line Items]
Total	$ 6,266,727	$ 4,084,437